Note 8 - Share Capital (Details Textual)		1 Months Ended			12 Months Ended
	Aug. 31, 2017 USD ($) $ / shares	Oct. 31, 2018 USD ($) $ / shares shares	Aug. 31, 2017 USD ($) $ / shares shares	Jul. 31, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Statement Line Items [Line Items]
Stock split, conversion ratio				11.99
Preferred shares, conversion ratio			1		1
Conversion of convertible preferred shares | shares			20,076,224
Issuance of common stock | shares		6,095,000	9,191,000
Shares issued, price per share | $ / shares	$ 15	$ 13.25	$ 15
Proceeds from initial public offering		$ 80,758,750	$ 137,865,000		$ 80,758,750	$ 137,865,000
Legal and other advisory costs			$ 1,436,356
Financing costs, legal and other advisory costs	$ 586,043
Financing costs, underwriter fees	$ 9,650,550
Issue of equity					$ 80,758,750	$ 137,865,000
Advisory costs [member]
Statement Line Items [Line Items]
Payments for share issue costs		327,074
Underwriter fees [member]
Statement Line Items [Line Items]
Payments for share issue costs		$ 4,845,525
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Shares issued, price per share | $ / shares		$ 13.25
Total number of shares issued | shares		6,095,000
Proceeds from issue of ordinary shares, gross		$ 80,758,750
Major ordinary share transactions [member] | At the market equity offering [member]
Statement Line Items [Line Items]
Sale of stock maximum offering value		$ 40,000,000
Equity issuance commission percentage		3.00%
Issue of equity		$ 0